Income Taxes - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Earnings before income taxes for the years ended December 31 were as follows ($ in millions):

	2018	2017	2016
United States	$201.8	$254.9	$273.5
International	99.3	131.8	128.2
Total	$301.1	$386.7	$401.7

Summary Of Effective Income Tax Rate	The following table summarizes the Company’s effective tax rate:

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Effective tax rate	19.6%	22.9%

The effective income tax rate for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Percentage of Pretax Earnings
	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)	2.5	2.0	2.1
Foreign rate differential	1.7	(3.1)	(3.3)
Resolution and expiration of statutes of limitation of uncertain tax positions	(1.5)	(1.5)	2.7
Research and experimentation credits and other	(0.3)	(0.6)	(0.6)
Release of valuation allowance on foreign losses	—	—	(3.6)
TCJA – revaluation of U.S. deferred income taxes	—	(19.0)	—
TCJA – Transition tax	—	9.3	—
Effective income tax rate	23.4%	22.1%	32.3%

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31 were as follows ($ in millions):

	2018	2017	2016
Current:
Federal U.S.	$34.9	$102.7	$102.1
Non-U.S.	26.0	28.7	33.2
State and local	7.8	12.4	15.5
Deferred:
Federal U.S.	4.9	(70.9)	(9.6)
Non-U.S.	(4.3)	12.5	(10.1)
State and local	1.1	0.2	(1.4)
Income tax provision	$70.4	$85.6	$129.7

Schedule of Deferred Tax Assets and Liabilities
Noncurrent deferred tax assets and noncurrent deferred tax liabilities are included in other assets and other long-term liabilities, respectively, in the accompanying Combined Balance Sheets. Deferred income tax assets and liabilities as of December 31 were as follows ($ in millions):

	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$0.6	$1.1
Inventories	15.2	16.6
Pension benefits	15.5	17.2
Other accruals and prepayments	44.0	40.4
Stock-based compensation expense	5.4	4.7
Tax credit and loss carryforwards	141.3	155.4
Valuation allowances	(91.2)	(92.2)
Total deferred tax asset	130.8	143.2
Deferred tax liabilities:
Property, plant and equipment	(6.3)	(1.2)
Goodwill and other intangible assets	(326.2)	(334.5)
Total deferred tax liability	(332.5)	(335.7)
Net deferred tax liability	$(201.7)	$(192.5)

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties, is as follows ($ in millions):

	2018	2017	2016
Unrecognized tax benefits, beginning of year	$37.4	$49.2	$40.6
Additions based on tax positions related to the current year	0.7	0.6	1.5
Additions for tax positions of prior years	1.7	4.3	15.8
Lapse of statute of limitations	(5.6)	(9.0)	(4.7)
Settlements	(5.9)	(11.5)	(2.0)
Effect of foreign currency translation	(1.1)	3.8	(2.0)
Unrecognized tax benefits, end of year	$27.2	$37.4	$49.2